Share-Based Compensation - Weighted Average Grant Date Fair Values for Long Term Incentive Plan Unit (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term	1 year 6 months	1 year 6 months
Expected volatility	38.68%	38.68%
Risk-free interest rate	2.26%	2.26%
Series A LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value	$ 8.32
Expected term	7 years 10 months 24 days	7 years 10 months 24 days
Expected volatility	18.40%	18.40%
Risk-free interest rate	1.50%	1.50%
Series B LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value	$ 6.17
Expected term	9 years 10 months 24 days	9 years 10 months 24 days
Expected volatility	19.70%	19.70%
Risk-free interest rate	1.60%	1.60%